37. Financial instruments and risk management (Details 6)	12 Months Ended
Dec. 31, 2017
Probable Scenario [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
CDI	6.89%
LIBOR	1.84%
USD	330.80%
Possible Scenario [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
CDI	8.61%
LIBOR	2.30%
USD	413.50%
Remote Scenario [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
CDI	10.34%
LIBOR	2.76%
USD	496.20%